TRADING GAINS / (LOSSES) (Tables)	12 Months Ended
Dec. 31, 2018
TRADING GAINS / (LOSSES)
Schedule of trading gains / (losses)

	Year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	(Note2) USD
				Unaudited

Spot commodity contracts	296,809	(133,116)	—	—
Risk and return transfer arrangement	(296,678)	134,678	—	—
Commodity futures contracts	(1,780)	753	—	—
Trading of physical commodities	2,840	(152)	—	—
Income from short-term investments	11,372	38,391	34,103	4,961
Income from equity method investment	—	—	230	33
Total	12,563	40,554	34,333	4,994